RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

a)	Related parties

Controlling shareholder of the Group

●	Mr. Michael Yufeng Chi

Entities controlled by controlling shareholder

●	Hongen Education & Technology Co., Ltd. and certain of its subsidiaries (collectively, “Hongen Education”)

17. RELATED PARTY TRANSACTIONS (Continued)

●	Controlled entities and affiliates of Perfect World Holding Group Co., Ltd. (“Perfect World Group”)
●	Entities involved in the operation of kindergarten business of Hongen Education (“Hongen Kindergartens”)

Equity investee of the Group (See Note 2—Long-term Investment) (“Equity Investee”)

b)	The Group had the following related party transactions:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	1,291	991	932	133
Product sales to Perfect World Group	97	5	—	—
Rental and property management services from Perfect World Group(1)	24,666	22,663	18,742	2,681
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	5,136	2,232	463	67
Research and development outsourcing and other services from Hongen Education	576	412	304	43
Research and development outsourcing services from Equity Investee	52	—	—	—
Assets acquired from Perfect World Group(2)	—	64,046	—	—

17. RELATED PARTY TRANSACTIONS (Continued)

The Group had the following related party balances at the end of the year:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current:
Perfect World Group(3)	1,751	4,136	592
Hongen Kindergartens	300	178	25
	2,051	4,314	617
Amounts due to related parties, current:
Perfect World Group(1)	1,666	949	135
Hongen Education	68	117	17
	1,734	1,066	152
(1)	Since January 2021, the majority of the Group’s office space was leased from Perfect World Group. Lease payments due at December 31, 2024 and 2025 pursuant to the lease contracts were recognized as amounts due to related parties as of December 31, 2024 and 2025, respectively. Accompanying the lease arrangement, Perfect World Group also provided the Group with property management services.
(2)	In February 2024, the Group acquired certain intellectual property assets related to “Cosmicrew” from Kunpeng, an animation production studio within Perfect World Group, including copyrights and trademarks, among others, for a total consideration of RMB64.0 million, which was fully paid in 2024. The consideration of the transaction was determined with the assistance of an independent third-party valuation firm, and the transaction has been approved by the board of directors and the audit committee of the board of directors.

Since the Group and Perfect World Group are under common control of Mr. Michael Yufeng Chi, the transaction was considered an asset transfer under common control. The assets acquired were initially measured at their carrying values in the accounts of transferring entity, and the difference between consideration paid and initial measured amounts of transferred assets was recognized as a reduction in additional paid-in capital in accordance with ASC 805-50.

(3)	Amounts due from Perfect World Group primarily consist of rental deposits and prepayments paid to Perfect World Group and its affiliates.